Financial Assets for Trading at Fair Value Trhough Profit and Loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets for Trading at Fair Value Trhough Profit and Loss [Abstract]
Schedule of Financial Assets for Trading at Fair Value through Profit and Loss	The detail of financial assets for trading at fair value through profit and loss is as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Financial derivative contracts
Forwards	1,262,688	1,669,807
Swaps	8,848,051	9,992,123
Call currency options	4,100	1,429
Put currency options	4,647	9,601
Subtotal	10,119,486	11,672,960
Debt financial instruments
Chilean Central Bank and Government securities	98,308	153,967
Foreign financial debt securities	-	79
Subtotal	98,308	154,046

Total	10,217,794	11,827,006

Schedule of Portfolio of Financial Assets Derivative Contracts	As of December 31, 2023 and 2022 the Bank holds the following portfolio of financial assets derivative contracts:
	As of December 31, 2023
	Notional amount
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	15,867,609	12,888,002	14,222,043	4,911,114	684,394	1,086,568	49,659,730	1,262,688
Interest rate swaps	-	5,619,676	18,456,733	20,257,077	18,590,489	7,833,406	14,063,652	84,821,033	2,342,464
Cross currency swaps	-	1,960,833	4,433,903	17,189,757	41,659,348	18,501,221	44,664,446	128,409,508	6,505,587
Call currency options	-	44,358	100,886	84,331	-	-	-	229,575	4,100
Put currency options	-	212,940	114,990	54,949	6,558	-	-	389,437	4,647
Total	-	23,705,416	35,994,514	51,808,157	65,167,509	27,019,021	59,814,666	263,509,283	10,119,486
		As of December 31, 2022
		Notional amount
	Demand	Up to 1 month	Between 1 and 3 months	Between 3 and 12 months	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total	Fair value
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Currency forward	-	9,245,832	7,653,539	9,828,036	6,178,376	1,009,395	737,202	34,652,380	1,669,807
Interest rate swaps	-	5,583,353	8,796,596	26,246,111	24,855,247	11,658,182	16,373,617	93,513,106	4,283,817
Cross currency swaps	-	1,258,796	1,575,109	5,398,185	19,811,336	11,689,202	21,297,126	61,029,754	5,708,306
Call currency options	-	99,157	80,844	24,744	-	-	-	204,745	1,429
Put currency options	-	309,713	1,699	7,816	-	-	-	319,228	9,601
Total	-	16,496,851	18,107,787	41,504,892	50,844,959	24,356,779	38,407,945	189,719,213	11,672,960

Schedule of Instruments Deemed as Financial Trading Investments	As of December 31, 2021 and 2020 the Bank holds the following portfolio of debt financial instruments for trading:
	As of December 31,
	2023	2022
	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank financial instruments	-	1,412
Chilean Treasury bonds and notes	98,308	152,555
Subtotal	98,308	153,967
Other Chilean debt financial securities
Chilean corporate bonds	-	-
Subtotal	-	-
Foreign financial debt securities
Other foreign financial instruments	-	79
Subtotal	-	79

Total	98,308	154,046